Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 12 – Income Taxes

We record tax positions as liabilities in accordance with ASC 740 and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of certain tax uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the recognized tax benefit liabilities. These differences, if any, will be reflected as increases or decreases to income tax expense in the period in which new information becomes available.

As of June 30, 2026 and December 31, 2025, the Company has not recorded any uncertain tax positions in the accompanying financial statements.

The effective U.S. federal corporate income tax rate for the six months ended June 30, 2026 and the year ended December 31, 2025 was 21%.

As of June 30, 2026, the Company had net operating loss carryforwards of approximately $8,614,368, compared to $7,141,162 as of December 31, 2025. These net operating losses may be carried forward indefinitely; however, their utilization may be subject to limitations under Section 382 of the Internal Revenue Code due to ownership changes and stock issuances.

The significant components of the Company’s deferred tax assets were as follows:

	June 30, 2026	December 31, 2025
Deferred Tax Asset	$1,809,017	$1,499,644
Valuation Allowance	(1,809,017)	(1,499,644)
Net Deferred Tax Asset	$-	$-

As of June 30, 2026, the Company recorded a deferred tax asset of $1,809,017 primarily related to federal net operating loss carryforwards. Due to the Company’s cumulative losses and the lack of sufficient positive evidence to support realization, management determined that it is more likely than not that the deferred tax asset will not be realized. Accordingly, a full valuation allowance of $1,809,017 has been recorded as of June 30, 2026.

As of December 31, 2025, the Company recorded a full valuation allowance of $1,499,644 against its deferred tax assets.

The Company recorded no provision for income taxes for the six months ended June 30, 2026 and 2025 due to operating losses and the establishment of a full valuation allowance against its deferred tax assets.

Note 13 – Income Taxes

We record tax positions as liabilities in accordance with ASC 740 and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of certain tax uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the recognized tax benefit liabilities. These differences, if any, will be reflected as increases or decreases to income tax expense in the period in which new information becomes available.

As of December 31, 2025 and December 31, 2024, the Company has not recorded any uncertain tax positions in the accompanying financial statements.

The effective U.S. federal corporate income tax rate for the years ended December 31, 2025 and 2024 was 21%.

As of December 31, 2025, the Company had net operating loss carryforwards of approximately $7,141,162, compared to $862,971 as of December 31, 2024. These net operating losses may be carried forward indefinitely; however, their utilization may be subject to limitations under Section 382 of the Internal Revenue Code due to ownership changes and stock issuances.

The significant components of the Company’s deferred tax assets were as follows:

	December 31, 2025	December 31, 2024
Deferred Tax Asset	$1,499,644	$181,186
Valuation Allowance	(1,499,644)	(181,186)
Net Deferred Tax Asset	$-	$-

As of December 31, 2025, the Company recorded a deferred tax asset of $1,499,644 primarily related to federal net operating loss carryforwards. Due to the Company’s cumulative losses and the lack of sufficient positive evidence to support realization, management determined that it is more likely than not that the deferred tax asset will not be realized. Accordingly, a full valuation allowance of $1,499,644 has been recorded as of December 31, 2025.

As of December 31, 2024, the Company recorded a full valuation allowance of $181,186 against its deferred tax assets.

The Company recorded no provision for income taxes for the years ended December 31, 2025 and 2024 due to operating losses and the establishment of a full valuation allowance against its deferred tax assets.